Non-controlling interest	12 Months Ended
Dec. 31, 2024
Non-controlling interest
Non-controlling interest

27.Non-controlling interests

	2024	2023	2022
	$’000	$’000	$’000

At January 1	237,506	227,200	223,188
Non-controlling interests arising on business combinations(a)	—	1,922	831
Non-controlling interests derecognized on disposal (note 31.2)	(23,181)	—	—
Loss for the year	(12,176)	(11,569)	(9,959)
Other comprehensive income	(43,379)	19,953	13,140
At December 31	158,770	237,506	227,200
(a)	Includes non-controlling interests arising on subsequent asset acquisitions on business combination transactions.

Summarized financial information for the I-Systems subsidiary, being the only subsidiary that has non-controlling interests that is material to the Group, is as follows. The amounts disclosed are before intercompany eliminations.

Summarized balance sheet and cash flows are as follows:
	2024	2023
	$’000	$’000

Non-current assets	406,058	527,592
Non-current liabilities	(100,577)	(114,681)
Non-current net assets	305,481	412,911

Current assets	50,475	83,274
Current liabilities	(30,029)	(53,797)
Current net assets	20,446	29,477

Net assets	325,927	442,388

Accumulated non-controlling interests at the end of the year	159,704	216,770

Summarized statement of comprehensive income for the year is as follows:
	2024	2023
	$’000	$’000

Revenue	76,488	73,556
Loss for the year	(27,130)	(22,712)
Other comprehensive (loss)/income	(89,303)	31,819
Total comprehensive (loss)/income	(116,433)	9,107

Loss allocated to non-controlling interests during the year	(13,294)	(11,129)

	2024	2023
	$’000	$’000

Cash flows from operating activities	70,772	59,827
Cash flows used in investing activities	(68,639)	(100,771)
Cash flows from financing activities	11,343	24,483
Net increase/(decrease) in cash and cash equivalents	13,476	(16,461)